Restatement of Previously Issued Audited and Unaudited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Summary of Reconciliation of Balance Sheets, Statement of Operations and Statement of Cash Flows

The following presents a reconciliation of the balance sheets, statements of operations and comprehensive income (loss) and cash flows from the prior periods as previously reported to the restated amounts as of December 31, 2020 and 2019, for the year ended December 31, 2020 and for the period from March 6, 2019 (Date of Inception) through December 31, 2019. The statements of stockholders’ equity for the year ended December 31, 2020 and for the period from March 6, 2019 (Date of Inception) through December 31, 2019 have been restated respectively, for the restatement impact to net income (loss) and common stock subject to possible redemption. See the statements of operations and comprehensive income (loss) reconciliation tables below for additional information on the restatement and impact to net income (loss).

	December 31, 2020
	As Filed	Restatement Adjustments		As Restated
ASSETS
Current assets
Cash	$478,737	$—		$478,737
Prepaid expenses	62,691	—		62,691
Receivable from related party	1,400	—		1,400

Total current assets	542,828	—		542,828
Cash and marketable securities held in Trust Account	168,384,949	—		168,384,949

TOTAL ASSETS	$168,927,777	$—		$168,927,777

LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$86,528	$—		$86,528
Payable to related parties	15,709	—		15,709
Accrued liabilities	2,153,000	—		2,153,000
Notes payable to related parties	300,000	—		300,000

Total current liabilities	2,555,237	—		2,555,237
Warrant liability	—	1,112,300	(A)	1,112,300

Total liabilities	2,555,237	1,112,300		3,667,537

Common stock subject to possible redemption	161,372,530	(1,112,300	)(A)	160,260,230
Stockholders’ equity
Preferred stock	—	—		—
Common stock	553	11	(A)	564
Additional paid-in capital	7,837,147	996,025	(A)	8,833,172
Accumulated deficit	(2,837,690)	(996,036	)(A)	(3,833,726)

Total stockholders’ equity	5,000,010	—		5,000,010

TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$168,927,777	$—		$168,927,777

A reconciliation of the shares of common stock subject to possible redemption outstanding and the shares of common stock outstanding is as follows:

	As Filed	Restatement Adjustment		As Restated
Common stock subject to possible redemption—shares outstanding	16,137,253	(111,230	)(A)	16,026,023

Common stock—shares issued and outstanding	5,527,866	111,230	(A)	5,639,096

	December 31, 2019
	As Filed	Restatement Adjustments		As Restated
ASSETS
Current assets
Cash	$1,576,508	$—		$1,576,508
Prepaid expenses	161,609	—		161,609
Receivable from related party	1,952	—		1,952

Total current assets	1,740,069	—		1,740,069
Cash and marketable securities held in Trust Account	173,994,583	—		173,994,583
Other non-current assets	33,327	—		33,327

TOTAL ASSETS	$175,767,979	$—		$175,767,979

LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$142,613	$—		$142,613
Payable to related parties	16,649	—		16,649
Other current liabilities	180,696	—		180,696

Total current liabilities	339,958	—		339,958
Warrant liability	—	181,600	(A)	181,600

Total liabilities	339,958	181,600		521,558

Common stock subject to possible redemption	170,428,020	(181,600	)(A)	170,246,420
Stockholders’ equity
Preferred stock	—	—		—
Common stock	520	2	(A)	522
Additional paid-in capital	4,639,030	65,334	(A)	4,704,364
Retained earnings	360,451	(65,336	)(A)	295,115

Total stockholders’ equity	5,000,001	—		5,000,001

TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$175,767,979	$—		$175,767,979

A reconciliation of the shares of common stock subject to possible redemption outstanding and the shares of common stock outstanding is as follows:

	As Filed	Restatement Adjustment		As Restated
Common stock subject to possible redemption—shares outstanding	17,042,802	(18,160	)(A)	17,024,642
Common stock—shares issued and outstanding	5,202,198	18,160	(A)	5,220,358

	For the Year Ended December 31, 2020
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	3,949,600	—		3,949,600

Loss from operations	(3,949,600)	—		(3,949,600)
Other income (expense)
Other expense	—	(930,700	)(A)	(930,700)
Interest income on cash and marketable securities held in Trust Account	1,022,546	—		1,022,546

Loss before provision for income taxes	(2,927,054)	(930,700)		(3,857,754)
Provision for income taxes	271,087	—		271,087

Net loss and comprehensive loss	$(3,198,141)	$(930,700)		$(4,128,841)

Net loss attributable to common stockholders	$(3,757,865)	$(926,842)		$(4,684,707)

Weighted-average shares of common stock outstanding, basic and diluted	5,263,939	40,813		5,304,752

Net loss per share of common stock, basic and diluted	$(0.71)	$(0.17)		$(0.88)

	Period from March 6, 2019 (Date of Inception) through December 31, 2019
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	953,436	—		953,436

Loss from operations	(953,436)	—		(953,436)
Other income (expense)
Other expense	—	(65,336	)(A)	(65,336)
Interest income on cash and marketable securities held in Trust Account	1,872,701	—		1,872,701

Income (loss) before provision for income taxes	919,265	(65,336)		853,929
Provision for income taxes	558,814	—		558,814

Net income (loss) and comprehensive income (loss)	$360,451	$(65,336)		$295,115

Net loss attributable to common stockholders	$(646,171)	$(64,264)		$(710,435)

Weighted-average shares of common stock outstanding, basic and diluted	4,836,966	10,134		4,847,100

Net loss per share of common stock, basic and diluted	$(0.13)	$(0.02)		$(0.15)

	For the Year Ended December 31, 2020
	As Filed	Restatement Adjustments		As Restated
OPERATING ACTIVITIES
Net loss	$(3,198,141)	$(930,700	)(A)	$(4,128,841)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(1,022,546)	—		(1,022,546)
Change in fair value of warrant liability	—	930,700	(A)	930,700
Change in operating assets and liabilities:
Prepaid expenses	98,918	—		98,918
Receivable from related party	552	—		552
Other non-current assets	33,327	—		33,327
Accounts payable	52,135	—		52,135
Payable to related parties	(940)	—		(940)
Accrued liabilities	2,153,000	—		2,153,000
Other current liabilities	(180,696)	—		(180,696)

Net cash used in operating activities	(2,064,391)	—		(2,064,391)

INVESTING ACTIVITIES
Cash withdrawn from Trust Account	6,632,180	—		6,632,180

Net cash provided by investing activities	6,632,180	—		6,632,180

FINANCING ACTIVITIES
Borrowing from related party	300,000	—		300,000
Payment of offering costs	(108,220)	—		(108,220)
Redemption of Units	(5,857,340)	—		(5,857,340)

Net cash used in financing activities	(5,665,560)	—		(5,665,560)

Net decrease in cash during period	(1,097,771)	—		(1,097,771)
Cash, beginning of period	1,576,508	—		1,576,508

Cash, end of period	$478,737	$—		$478,737

SUPPLEMENTAL DISCLOSURE
Cash paid for income taxes	$476,973	$—		$476,973

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	$(3,198,150)	$(930,700	)(A)	$(4,128,850)

	Period from March 6, 2019, (Date of Inception) through December 31, 2019
	As Filed	Restatement Adjustments		As Restated
OPERATING ACTIVITIES
Net income	$360,451	$(65,336	)(A)	$295,115
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(1,872,701)	—		(1,872,701)
Change in fair value of warrant liability	—	65,336	(A)	65,336
Change in operating assets and liabilities:
Prepaid expenses	(161,609)	—		(161,609)
Receivable from related party	(1,952)	—		(1,952)
Other non-current assets	(33,327)	—		(33,327)
Account payable	34,393	—		34,393
Payable to related parties	16,649	—		16,649
Other current liabilities	180,696	—		180,696

Net cash used in operating activities	(1,477,400)	—		(1,477,400)

INVESTING ACTIVITIES
Investment of cash in Trust Account	(172,500,000)	—		(172,500,000)
Cash withdrawn from Trust Account	378,118	—		378,118

Net cash used in investing activities	(172,121,882)	—		(172,121,882)

FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders	25,000	—		25,000
Borrowing from related party	99,937	—		99,937
Repayment of borrowing from related party	(99,937)	—		(99,937)
Proceeds from sale of Private Placements Units	5,675,000	—		5,675,000
Proceeds from sale of common stock to underwriters	1,200,000	—		1,200,000
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000	—		169,050,000
Payment of offering costs	(774,210)	—		(774,210)

Net cash provided by financing activities	175,175,790	—		175,175,790

Net change in cash during period	1,576,508	—		1,576,508
Cash, beginning of period	—	—		—

Cash, end of period	$1,576,508	$—		$1,576,508

SUPPLEMENTAL DISCLOSURE
Cash paid for income taxes	$378,118	$—		$378,118

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Offering costs included in accounts payable	$108,220	$—		$108,220

Change in value of common stock subject to possible redemption	$2,260,450	$(65,336	)(A)	$2,195,114

Fair value of warrant liability	$—	$116,264	(A)	$116,264

Following are the restatement of previously reported condensed balance sheets for the quarters ended March 31, 2020, June 30, 2020, September 30, 2020, June 30, 2019 and September 30, 2019.

	March 31, 2020
	As Filed	Restatement Adjustments		As Restated
ASSETS
Current assets
Cash	$1,194,013	$—		$1,194,013
Prepaid expenses	156,471	—		156,471
Receivable from related party	2,152	—		2,152

Total current assets	1,352,636	—		1,352,636
Cash and marketable securities held in Trust Account	174,745,646	—		174,745,646
Other non-current assets	13,326	—		13,326

TOTAL ASSETS	$176,111,608	$—		$176,111,608

LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$151,314	$—		$151,314
Payable to related parties	11,727	—		11,727
Accrued liabilities	24,269	—		24,269
Other current liabilities	419,264	—		419,264

Total current liabilities	606,574	—		606,574
Warrant liability	—	175,925	(A)	175,925

Total liabilities	606,574	175,925		782,499

Common stock subject to possible redemption	170,505,030	(175,930	)(A)	170,329,100
Stockholders’ equity
Preferred stock	—	—		—
Common stock	519	2	(A)	521
Additional paid-in capital	4,562,021	59,664	(A)	4,621,685
Retained earnings	437,464	(59,661	)(A)	377,803

Total stockholders’ equity	5,000,004	5		5,000,009

TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$176,111,608	$—		$176,111,608

A reconciliation of the shares of common stock subject to possible redemption outstanding and the shares of common stock outstanding is as follows:

	As Filed	Restatement Adjustment		As Restated
Common stock subject to possible redemption—shares outstanding	17,050,503	(17,593	)(A)	17,032,910

Common stock—shares issued and outstanding	5,194,497	17,593	(A)	5,212,090

	June 30, 2020
	As Filed	Restatement Adjustments		As Restated
ASSETS
Current assets
Cash	$883,918	$—		$883,918
Prepaid expenses	115,312	—		115,312
Receivable from related parties	6,270	—		6,270

Total current assets	1,005,500	—		1,005,500
Cash and marketable securities held in Trust Account	174,734,722	—		174,734,722

TOTAL ASSETS	$175,740,222	$—		$175,740,222

LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$136,100	$—		$136,100
Payable to related parties	8,892	—		8,892
Other current liabilities	435,986	—		435,986

Total current liabilities	580,978	—		580,978
Warrant liability	—	278,075	(A)	278,075

Total liabilities	580,978	278,075		859,053

Common stock subject to possible redemption	170,159,240	(278,080	)(A)	169,881,160
Stockholders’ equity
Preferred stock	—	—		—
Common stock	523	3	(A)	526
Additional paid-in capital	4,907,807	161,813	(A)	5,069,620
Retained earnings (accumulated deficit)	91,674	(161,811	)(A)	(70,137)

Total stockholders’ equity	5,000,004	5		5,000,009

TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$175,740,222	$—		$175,740,222

A reconciliation of the shares of common stock subject to possible redemption outstanding and the shares of common stock outstanding is as follows:

	As Filed	Restatement Adjustment		As Restated
Common stock subject to possible redemption—shares outstanding	17,015,924	(27,808	)(A)	16,988,116

Common stock—shares issued and outstanding	5,229,076	27,808	(A)	5,256,884

	September 30, 2020
	As Filed	Restatement Adjustments		As Restated
ASSETS
Current assets
Cash	$387,430	$—		$387,430
Prepaid expenses	178,047	—		178,047
Receivable from related party	10,078	—		10,078

Total current assets	575,555	—		575,555
Cash and marketable securities held in Trust Account	174,284,387	—		174,284,387

TOTAL ASSETS	$174,859,942	$—		$174,859,942

LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$24,597	$—		$24,597
Payable to related parties	6,185	—		6,185
Accrued liabilities	150	—		150

Total current liabilities	30,932	—		30,932
Warrant liability	—	516,425	(A)	516,425

Total liabilities	30,932	516,425		547,357

Common stock subject to possible redemption	169,829,000	(516,420	)(A)	169,312,580
Stockholders’ equity
Preferred stock	—	—		—
Common stock	526	5	(A)	531
Additional paid-in capital	5,238,044	400,151	(A)	5,638,195
Accumulated deficit	(238,560)	(400,161	)(A)	(638,721)

Total stockholders’ equity	5,000,010	(5)		5,000,005

TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$174,859,942	$—		$174,859,942

A reconciliation of the shares of common stock subject to possible redemption outstanding and the shares of common stock outstanding is as follows:

	As Filed	Restatement Adjustment		As Restated
Common stock subject to possible redemption—shares outstanding	16,982,900	(51,642	)(A)	16,931,258

Common stock—shares issued and outstanding	5,262,100	51,642	(A)	5,313,742

	June 30, 2019
	As Filed	Restatement Adjustments		As Restated
ASSETS
Current assets
Cash	$2,529,478	$—		$2,529,478
Prepaid expenses	176,337	—		176,337

Total current assets	2,705,815	—		2,705,815
Cash and marketable securities held in Trust Account	172,718,104	—		172,718,104

TOTAL ASSETS	$175,423,919	$—		$175,423,919

LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$227,986	$—		$227,986
Accrued liabilities	7,083	—		7,083
Other current liabilities	65,082	—		65,082

Total current liabilities	300,151	—		300,151
Warrant liability	—	105,518	(A)	105,518

Total liabilities	300,151	105,518		405,669

Common stock subject to possible redemption	170,123,760	(105,520	)(A)	170,018,240
Stockholders’ equity
Preferred stock	—	—		—
Common stock	524	1	(A)	525
Additional paid-in capital	5,028,286	(10,745	)(A)	5,017,541
Accumulated deficit	(28,802)	10,746	(A)	(18,056)

Total stockholders’ equity	5,000,008	2		5,000,010

TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$175,423,919	$—		$175,423,919

A reconciliation of the shares of common stock subject to possible redemption outstanding and the shares of common stock outstanding is as follows:

	As Filed	Restatement Adjustment		As Restated
Common stock subject to possible redemption—shares outstanding	17,012,376	(10,552	)(A)	17,001,824

Common stock—shares issued and outstanding	5,237,624	10,552	(A)	5,248,176

	September 30, 2019
	As Filed	Restatement Adjustments		As Restated
ASSETS
Current assets
Cash	$2,035,701	$—		$2,035,701
Prepaid expenses	187,100	—		187,100
Receivable from related party	30,054	—		30,054

Total current assets	2,252,855	—		2,252,855
Cash and marketable securities held in Trust Account	173,580,367	—		173,580,367
Other non-current assets	53,368	—		53,368

TOTAL ASSETS	$175,886,590	$—		$175,886,590

LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$289,852	$—		$289,852
Accrued liabilities	5,000	—		5,000
Other current liabilities	293,362	—		293,362

Total current liabilities	588,214	—		588,214
Warrant liability	—	158,900	(A)	158,900

Total liabilities	588,214	158,900		747,114

Common stock subject to possible redemption	170,298,370	(158,900	)(A)	170,139,470
Stockholders’ equity
Preferred stock	—	—		—
Common stock	522	1	(A)	523
Additional paid-in capital	4,768,678	42,635	(A)	4,811,313
Retained earnings	230,806	(42,636	)(A)	188,170

Total stockholders’ equity	5,000,006	—		5,000,006

TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS’ EQUITY	$175,886,590	$—		$175,886,590

A reconciliation of the shares of common stock subject to possible redemption outstanding and the shares of common stock outstanding is as follows:

	As Filed	Restatement Adjustment		As Restated
Common stock subject to possible redemption—shares outstanding	17,029,837	(15,890	)(A)	17,013,947

Common stock—shares issued and outstanding	5,215,163	15,890	(A)	5,231,053

The following tables contain the restatement of previously reported unaudited condensed statements of operations and comprehensive income (loss) for the three month period ended March 31, 2020, the three and six month periods ended June 30, 2020, the three and nine month periods ended September 30, 2020, the three and six month periods ended June 30, 2019 and the three and nine month periods ended September 30, 2019.

	Three Months Ended March 31, 2020
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	600,414	—		600,414

Loss from operations	(600,414)	—		(600,414)
Other income
Other income	—	5,675	(A)	5,675
Interest income on cash and marketable securities held in Trust Account	915,995	—		915,995

Income before provision for income taxes	315,581	5,675		321,256
Provision for income taxes	238,568	—		238,568

Net income and comprehensive income	$77,013	$5,675		$82,688

Net loss attributable to common stockholders	$(442,226)	$6,211		$(436,015)

Weighted-average shares of common stock outstanding, basic and diluted	5,198,305	17,874		5,216,179

Net loss per share of common stock, basic and diluted	$(0.09)	$0.01		$(0.08)

	Three Months Ended June 30, 2020
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	385,106	—		385,106

Loss from operations	(385,106)	—		(385,106)
Other income (expense)
Other expense	—	(102,150	)(A)	(102,150)
Interest income on cash and marketable securities held in Trust Account	56,038	—		56,038

Loss before provision for income taxes	(329,068)	(102,150)		(431,218)
Provision for income taxes	16,772	—		16,722

Net loss and comprehensive loss	$(345,790)	$(102,150)		$(447,940)

Net loss attributable to common stockholders	$(375,864)	$(102,101)		$(477,965)

Weighted-average shares of common stock outstanding, basic and diluted	5,212,356	22,869		5,235,225

Net loss per share of common stock, basic and diluted	$(0.07)	$(0.02)		$(0.09)

	Three Months Ended September 30, 2020
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	361,005	—		361,005

Loss from operations	(361,005)	—		(361,005)
Other income (expense)
Other expense	—	(238,350	)(A)	(238,350)
Interest income on cash and marketable securities held in Trust Account	44,890	—		44,890

Loss before provision for income taxes	(316,115)	(238,350)		(554,465)
Provision for income taxes	14,119	—		14,119

Net loss and comprehensive loss	$(330,234)	$(238,350)		$(568,584)

Net loss attributable to common stockholders	$(353,726)	$(238,279)		$(592,005)

Weighted-average shares of common stock outstanding, basic and diluted	5,245,947	39,984		5,285,931

Net loss per share of common stock, basic and diluted	$(0.07)	$(0.04)		$(0.11)

	Six Months Ended June 30, 2020
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	985,520	—		985,520

Loss from operations	(985,520)	—		(985,520)
Other income (expense)
Other expense	—	(96,475	)(A)	(96,475)
Interest income on cash and marketable securities held in Trust Account	972,033	—		972,033

Loss before provision for income taxes	(13,487)	(96,475)		(109,962)
Provision for income taxes	255,290	—		255,290

Net loss and comprehensive loss	$(268,777)	$(96,475)		$(365,252)

Net loss attributable to common stockholders	$(817,037)	$(95,579)		$(912,616)

Weighted-average shares of common stock outstanding, basic and diluted	5,205,331	20,371		5,225,702

Net loss per share of common stock, basic and diluted	$(0.16)	$(0.01)		$(0.17)

	Nine Months Ended September 30, 2020
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	1,346,525	—		1,346,525

Loss from operations	(1,346,525)	—		(1,346,525)
Other income (expense)
Other expense	—	(334,825	)(A)	(334,825)
Interest income on cash and marketable securities held in Trust Account	1,016,923	—		1,016,923

Loss before provision for income taxes	(329,602)	(334,825)		(664,427)
Provision for income taxes	269,409	—		269,409

Net loss and comprehensive loss	$(599,011)	$(334,825)		$(933,836)

Net loss attributable to common stockholders	$(1,169,699)	$(333,090)		$(1,502,789)

Weighted-average shares of common stock outstanding, basic and diluted	5,218,968	26,957		5,245,925

Net loss per share of common stock, basic and diluted	$(0.22)	$(0.07)		$(0.29)

	Three Months Ended June 30, 2019
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	146,624	—		146,624

Loss from operations	(146,624)	—		(146,624)
Other income
Other income	—	10,746	(A)	10,746
Interest income on cash and marketable securities held in Trust Account	218,104	—		218,104

Income before provision for income taxes	71,480	10,746		82,226
Provision for income taxes	65,082	—		65,082

Net income and comprehensive income	$6,398	$10,746		$17,144

Net loss attributable to common stockholders	$(110,603)	$10,819		$(99,784)

Weighted-average shares of common stock outstanding, basic and diluted	4,510,025	2,087		4,512,112

Net loss per share of common stock, basic and diluted	$(0.02)	$—		$(0.02)

	Three Months Ended September 30, 2019
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	395,583	—		395,583

Loss from operations	(395,583)	—		(395,583)
Other income (expense)
Other expense	—	(53,382	)(A)	(53,382)
Interest income on cash and marketable securities held in Trust Account	933,853	—		933,853

Income before provision for income taxes	538,270	(53,382)		484,888
Provision for income taxes	278,662	—		278,662

Net income and comprehensive income	$259,608	$(53,382)		$206,226

Net loss attributable to common stockholders	$(241,866)	$(53,027)		$(294,893)

Weighted-average shares of common stock outstanding, basic and diluted	5,223,704	13,279		5,236,983

Net loss per share of common stock, basic and diluted	$(0.05)	$(0.01)		$(0.06)

	Period from March 6, 2019 (Date of Inception) through June 30, 2019
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	181,824	—		181,824

Loss from operations	(181,824)	—		(181,824)
Other income
Other income	—	10,746	(A)	10,746
Interest income on cash and marketable securities held in Trust Account	218,104	—		218,104

Income before provision for income taxes	36,280	10,746		47,026
Provision for income taxes	65,082	—		65,082

Net loss and comprehensive loss	$(28,802)	$10,746		$(18,056)

Net loss attributable to common stockholders	$(145,803)	$10,819		$(134,984)

Weighted-average shares of common stock outstanding, basic and diluted	4,244,122	1,623		4,245,745

Net loss per share of common stock, basic and diluted	$(0.03)	$—		$(0.03)

	Period from March 6, 2019 (Date of Inception) through September 30, 2019
	As Filed	Restatement Adjustments		As Restated
Revenues	$—	$—		$—
General and administrative expenses	577,407	—		577,407

Loss from operations	(577,407)	—		(577,407)
Other income (expense)
Other expense	—	(42,636	)(A)	(42,636)
Interest income on cash and marketable securities held in Trust Account	1,151,957	—		1,151,957

Income before provision for income taxes	574,550	(42,636)		531,914
Provision for income taxes	343,744	—		343,744

Net income and comprehensive income	$230,806	$(42,636)		$188,170

Net loss attributable to common stockholders	$(387,789)	$(42,198)		$(429,987)

Weighted-average shares of common stock outstanding, basic and diluted	4,675,325	6,754		4,682,079

Net loss per share of common stock, basic and diluted	$(0.08)	$(0.01)		$(0.09)

The following tables contain the restatement of previously reported unaudited condensed statements of cash flows for the three month period ended March 31, 2020, the six month period ended June 30, 2020, the nine month period ended September 30, 2020, the period from March 6, 2019 (date of inception) through June 30, 2019 and the period from March 6, 2019 (date of inception) through September 30, 2019.

	Three Months Ended March 31, 2020
	As Filed	Restatement Adjustments		As Restated
OPERATING ACTIVITIES
Net income	$77,013	$5,675	(A)	$82,688
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(915,995)	—		(915,995)
Change in fair value of warrant liability	—	(5,675	)(A)	(5,675)
Change in operating assets and liabilities:
Prepaid expenses	5,138	—		5,138
Receivable from related party	(200)	—		(200)
Other non-current assets	20,001	—		20,001
Accounts payable	8,701	—		8,701
Payable to related parties	(4,922)	—		(4,922)
Accrued liabilities	24,269	—		24,269
Other current liabilities	238,568	—		238,568

Net cash used in operating activities	(547,427)	—		(547,427)

INVESTING ACTIVITIES
Cash withdrawn from Trust Account	164,932	—		164,932

Net cash provided by investing activities	164,932	—		164,932

Net change in cash during period	(382,495)	—		(382,495)

Cash, beginning of period	1,576,508	—		1,576,508

Cash, end of period	$1,194,013	$—		$1,194,013

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Offering costs included in accounts payable and accrued liabilities	$108,220	$—		$108,220

Change in value of common stock subject to possible redemption	$77,010	$5,670	(A)	$82,680

	Six Months Ended June 30, 2020
	As Filed	Restatement Adjustments		As Restated
OPERATING ACTIVITIES
Net loss	$(268,777)	$(96,475	)(A)	$(365,252)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(972,033)	—		(972,033)
Change in fair value of warrant liability	—	96,475	(A)	96,475
Change in operating assets and liabilities:
Prepaid expenses	46,297	—		46,297
Receivable from related parties	(4,318)	—		(4,318)
Other non-current assets	33,327	—		33,327
Accounts payable	(6,513)	—		(6,513)
Payable to related parties	(7,757)	—		(7,757)
Other current liabilities	255,290	—		255,290

Net cash used in operating activities	(924,484)	—		(924,484)

INVESTING ACTIVITIES
Cash withdrawn from Trust Account	231,894	—		231,894

Net cash provided by investing activities	231,894	—		231,894

Net change in cash during period	(692,590)	—		(692,590)
Cash, beginning of period	1,576,508	—		1,576,508

Cash, end of period	$883,918	$—		$883,918

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	$(268,780)	$(96,480	)(A)	$(365,260)

	Nine Months Ended September 30, 2020
	As Filed	Restatement Adjustments		As Restated
OPERATING ACTIVITIES
Net loss	$(599,011)	$(334,825	)(A)	$(933,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(1,016,923)	—		(1,016,923)
Change in fair value of warrant liability	—	334,825	(A)	334,825
Change in operating assets and liabilities:
Prepaid expenses	(16,438)	—		(16,438)
Receivable from related parties	(8,126)	—		(8,126)
Other non-current assets	33,327	—		33,327
Accounts payable	(118,016)	—		(118,016)
Payable to related parties	(10,464)	—		(10,464)
Accrued liabilities	150	—		150
Other current liabilities	(180,696)	—		(180,696)

Net cash used in operating activities	(1,916,197)	—		(1,916,197)

INVESTING ACTIVITIES
Cash withdrawn from Trust Account	727,119	—		727,119

Net cash provided by investing activities	727,119	—		727,119

Net change in cash during period	(1,189,078)	—		(1,189,078)
Cash, beginning of period	1,576,508	—		1,576,508

Cash, end of period	$387,430	$—		$387,430

SUPPLEMENTAL DISCLOSURE
Cash paid for income taxes	$462,238	$—		$462,238

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	$(599,020)	$(334,820	)(A)	$(933,840)

	Period from March 6, 2019 (Date of Inception) through June 30,2019
	As Filed	Restatement Adjustments		As Restated
OPERATING ACTIVITIES
Net loss	$(28,802)	$10,746	(A)	$(18,056)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(218,104)	—		(218,104)
Change in fair value of warrant liability	—	(10,746	)(A)	(10,746)
Change in operating assets and liabilities:
Prepaid expenses	(176,337)	—		(176,337)
Accounts payable	70,695	—		70,695
Accrued liabilities	7,083	—		7,083
Other current liabilities	65,082	—		65,082

Net cash used in operating activities	(280,383)	—		(280,383)

INVESTING ACTIVITIES
Investment of cash in Trust Account	(172,500,000)	—		(172,500,000)

Net cash used in investing activities	(172,500,000)	—		(172,500,000)

FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders	25,000	—		25,000
Borrowing from related party	99,937	—		99,937
Repayment of borrowing from related party	(99,937)	—		(99,937)
Proceeds from sale of Private Placements Units	5,675,000	—		5,675,000
Proceeds from sale of common stock to underwriters	1,200,000	—		1,200,000
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000	—		169,050,000
Payment of offering costs	(640,139)	—		(640,139)

Net cash provided by financing activities	175,309,861	—		175,309,861

Net change in cash during period	2,529,478	—		2,529,478
Cash, beginning of period	—	—		—

Cash end of period	$2,529,478	$—		$2,529,478

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Offering costs included in accounts payable	$157,291	$—		$157,291

Change in value of common stock subject to possible redemption	$1,956,190	$10,744	(A)	$1,966,934

Fair value of warrant liability	$—	$116,264	(A)	$116,264

	Period from March 6, 2019 (Date of Inception) through September 30,2019
	As Filed	Restatement Adjustments		As Restated
OPERATING ACTIVITIES
Net income	$230,806	$(42,636	)(A)	$188,170
Adjustments to reconcile income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(1,151,957)	—		(1,151,957)
Change in fair value of warrant liability	—	42,636	(A)	42,636
Change in operating assets and liabilities:
Prepaid expenses	(187,100)	—		(187,100)
Receivable from related party	(30,054)	—		(30,054)
Other non-current assets	(53,368)	—		(53,368)
Accounts payable	96,632	—		96,632
Accrued liabilities	5,000	—		5,000
Other current liabilities	293,362	—		293,362

Net cash used in operating activities	(796,679)	—		(796,679)

INVESTING ACTIVITIES
Investment of cash in Trust Account, net	(172,500,000)	—		(172,500,000)
Cash withdrawn from Trust Account	71,590	—		71,590

Net cash used in investing activities	(172,428,410)	—		(172,428,410)

FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders	25,000	—		25,000
Borrowing from related party	99,937	—		99,937
Repayment of borrowing from related party	(99,937)	—		(99,937)
Proceeds from sale of Private Placements Units	5,675,000	—		5,675,000
Proceeds from sale of common stock to underwriters	1,200,000	—		1,200,000
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000	—		169,050,000
Payment of offering costs	(689,210)	—		(689,210)

Net cash provided by financing activities	175,260,790	—		175,260,790

Net change in cash during period	2,035,701	—		2,035,701
Cash, beginning of period	—	—		—

Cash, end of period	$2,035,701	$—		$2,035,701

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Offering costs included in accounts payable	$193,220	$—		$193,220

Change in value of common stock subject to possible redemption	$2,130,800	$(42,636	)(A)	$2,088,164

Fair value of warrant liability	$—	$116,264	(A)	$116,264

A –

The Restatement Adjustments reflect the entries to record the initial warrant liability from the Warrants issued as part of the Private Placement Units and to revalue the warrant liability to the then fair value at the end of each period presented. The initial fair value of the Warrants issued as part of the Private Placement Units of $116,264 was recorded in June 2019 as a warrant liability with an offset to additional paid-in capital. Each subsequent quarter end, starting with June 30, 2019, the warrant liability was adjusted to fair value and the difference is reflected in other income (expense) in the statements of operations and comprehensive income (loss). In addition, each period presented has an adjustment to the common stock subject to possible redemption to ensure that the Company maintains the required net tangible assets of at least $5,000,001.